Share based Compensation - HCML Share Option Scheme (Details) - shares						12 Months Ended
	Jun. 15, 2016	Dec. 17, 2014	Dec. 20, 2013	Aug. 06, 2008	Jun. 04, 2005	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
HCML Share Option Scheme
Share based Compensation
Expiry period					10 years
Aggregate number of shares issuable						2,425,597
Number of shares expired						345,910
Number of shares authorized but unissued						14,294,177
Number of share options cancelled		593,686				3,750	593,686
Number of share options granted	593,686					693,686
Outstanding share options						1,039,596	684,403	442,365	2,303,317
HCML Share Option Scheme | Minimum
Share based Compensation
Expiry period						8 years
HCML Share Option Scheme | Maximum
Share based Compensation
Expiry period						10 years
HCML Share Option Scheme | Non-employees
Share based Compensation
Outstanding share options						0	75,000	0
HCML Share Option Scheme | Three-year awards
Share based Compensation
Vesting period						3 years
Vesting percentage upon first anniversary						33.30%
Annual vesting percentage after the first anniversary						33.30%
HCML Share Option Scheme | Four-year awards
Share based Compensation
Vesting period						4 years
Vesting percentage upon first anniversary						25.00%
Annual vesting percentage after the first anniversary						25.00%
HMHL Share Option Schemes
Share based Compensation
Expiry period				6 years
Aggregate number of shares issuable						2,144,408
Number of shares expired							393,212
Number of share options cancelled	1,187,372		2,485,189			1,187,372	39,884
Number of share options granted		1,187,372					1,187,372
Outstanding share options							1,211,772	1,187,372	538,420